Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Provision for income taxes as a percentage of earnings before income taxes	10.10%	36.10%	28.10%	35.90%
Recognized net discrete tax benefit related to settlement of audit examinations	$ 1,300,000		$ 1,100,000
Recognized a net discrete tax expense related to sale of joint venture			200,000
Discrete tax benefit percentage related to audit settlements	23.00%		5.90%
Tax at Federal statutory rate			35.00%		35.00%	35.00%	35.00%
Gross unrecognized tax benefits	1,900,000		1,900,000		3,691,000	2,556,000	1,030,000	320,000
Unrecognized tax benefits that would reduce effective tax rate if recognized			500,000
Valuation allowance					4,347,000	4,962,000
Unrecognized tax benefits if recognized would impact effective tax rate					2,300,000	2,100,000	100,000
Accrued interest and penalties related to taxes					0	0
Cumulative undistributed earnings of all non-U.S. subsidiaries					30,200,000
Additional income tax provision required					10,900,000
Domestic Tax Authority
Income Taxes [Line Items]
Net operating loss carryforwards					22,900,000
Operating loss carryforwards expiration year					2032
Tax credit carryforwards					1,100,000
Credit carryforwards expiration Year					2016
Credit carryforwards expiration Year					2028
Foreign Tax Authority
Income Taxes [Line Items]
Net operating loss carryforwards					46,600,000
Foreign Tax Authority | Available for an indefinite period
Income Taxes [Line Items]
Net operating loss carryforwards					$ 45,500,000